International Operations (Tables)	12 Months Ended
Dec. 31, 2011
International Operations
Summary of assets attributable to international operations

	2011	2010
	(Dollars in Thousands)
Loans:
Commercial	$185,287	$195,208
Others	44,718	50,417

	230,005	245,625
Less allowance for probable loan losses	(1,359)	(437)

Net loans	$228,646	$245,188

Accrued interest receivable	$1,064	$1,331